Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies

Note 8. Commitments and Contingencies

The Company is periodically subject to claims or litigation in the ordinary course of business, including claims generated from business conducted by tenants on real estate owned by the Company. In these instances, the Company is typically indemnified by the tenant against any losses that might be suffered, and the Company and/or the tenant are insured against such claims.

In connection with the Company Merger, on March 5, 2013, a putative class action and derivative lawsuit was filed in the Circuit Court for Baltimore City, Maryland against and purportedly on behalf of Spirit Realty Capital captioned Kendrick, et al. v. Spirit Realty Capital, Inc., et al. The complaint was amended on April 26, 2013, and names as defendants Spirit Realty Capital, the members of the board of directors of Spirit Realty Capital, the Spirit Operating Partnership, Cole II and the Cole Operating Partnership, and alleges that the directors of Spirit Realty Capital breached their fiduciary duties by engaging in an unfair process leading to the Merger Agreement, failing to disclose sufficient material information for Spirit Realty Capital stockholders to make an informed decision regarding whether or not to approve the Merger, agreeing to a Merger Agreement at an opportunistic and unfair price, allowing draconian and preclusive deal protection devices in the Merger Agreement, and engaging in self-interested and otherwise conflicted actions. The complaint alleges that Spirit Realty Capital, the Spirit Operating Partnership, Cole II and the Cole Operating Partnership aided and abetted those breaches of fiduciary duty. The complaint seeks a declaration that defendants have breached their fiduciary duties or aided and abetted such breaches and that the Merger Agreement is unenforceable, an order enjoining a vote on the transactions contemplated by the Merger Agreement, rescission of the transactions in the event they are consummated, imposition of a constructive trust, an award of fees and costs, including attorneys’ and experts’ fees and costs, and other relief. On June 4, 2013, solely to avoid the costs, risks and uncertainties inherent in litigation, Spirit and the other named defendants in the merger litigation signed a memorandum of understanding (“MOU”) regarding a proposed settlement of all claims asserted therein. The MOU provides, among other things, that the parties will seek to enter into a stipulation of settlement which provides for the release and dismissal of all asserted claims. The asserted claims will not be released and dismissed until such stipulation of settlement is approved by the court. There can be no assurance that the parties will ultimately enter into a stipulation of settlement or that the court will approve such settlement even if the parties were to enter into such stipulation. The Company does not expect that the settlement, if approved by the court, would have a material adverse effect on its financial position or results of operations.

At June 30, 2013, there were no outstanding claims against the Company that are expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.

At June 30, 2013, the Company had commitments totaling $9.7 million to make property acquisitions and to fund improvements on properties the Company currently owns. These commitments are expected to be funded by December 31, 2013. In addition, the Company is contingently liable for $5.7 million of debt owed by one of its tenants and is indemnified by that tenant for any payments the Company may be required to make on such debt.

The Company estimates future costs for known environmental remediation requirements when it is probable that the Company has incurred a liability and the related costs can be reasonably estimated. The Company considers various factors when estimating its environmental liabilities, and adjustments are made when additional information becomes available that affects the estimated costs to study or remediate any environmental issues. When only a wide range of estimated amounts can be reasonably established and no other amount within the range is better than another, the low end of the range is recorded in the financial statements. Based on an ongoing environmental study on one of its properties, the Company’s estimated remediation liability was $0.1 million at each of June 30, 2013 and December 31, 2012.

8. Commitments and Contingencies

The Company is periodically subject to claims or litigation in the ordinary course of business, including claims generated from business conducted by tenants on real estate owned by the Company. In these instances, the Company is typically indemnified by the tenant against any losses that might be suffered, and the Company and/or the tenant are insured against such claims. At December 31, 2012, there were no outstanding claims against the Company that are expected to have a material adverse effect on the Company’s financial position or results of operations.

At December 31, 2012, the Company had commitments totaling $8.0 million to make property acquisitions and to fund improvements on properties the Company currently owns. All of these future commitments are expected to be funded by December 31, 2013. In addition, the Company is contingently liable for $5.7 million of debt owed by one of its tenants and is indemnified by that tenant for any payments the Company may be required to make on such debt.

The Company estimates future costs for known environmental remediation requirements when it is probable that the Company has incurred a liability and the related costs can be reasonably estimated. The Company considers various factors when estimating its environmental liabilities, and adjustments are made when additional information becomes available that affects the estimated costs to study or remediate any environmental issues. When only a wide range of estimated amounts can be reasonably established and no other amount within the range is better than another, the low end of the range is recorded in the financial statements. Based on an ongoing environmental study on one of its properties, the Company’s estimated remediation liability was $0.1 million and $0.3 million at December 31, 2012 and 2011, respectively.

The Company leases its current corporate office space and certain operating equipment under non-cancelable agreements from unrelated third parties. Total rental expense included in general and administrative expense amounted to $0.4 million, $0.4 million and $0.5 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company is also a lessee under eight long-term, non-cancelable ground leases under which it is obligated to pay monthly rent. Total rental expense included in property costs amounted to $1.1 million for the year ended December 31, 2012, and $1.0 million for each of the years ended December 31, 2011 and 2010. The majority of the ground leases are subleased to unrelated third parties, and the corresponding rental revenue is recorded in rentals on the accompanying consolidated statements of operations.

The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2012 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2013	$1,165	$344	$1,510
2014	1,175	412	1,587
2015	1,177	423	1,600
2016	1,179	474	1,653
2017	1,243	483	1,726
Thereafter	15,221	2,948	18,169

Total	$21,160	$5,084	$26,245

During 2010, six officers of the Company resigned their responsibilities and were no longer employed by the Company. Subsequent to their resignation, the officers filed two lawsuits against the Company, the Company’s former parent, Redford Holdco, LLC (“Redford”) and certain individuals. The Company and other defendants filed counterclaims. In December 2010, a confidential settlement was reached and all litigation was dismissed. The Company’s costs related to defending itself and settling the claims related to this matter totaled $22.3 million through December 31, 2010, which is net of insurance proceeds of $2.0 million.